Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities, Gross	$ 1,746,000	$ 2,007,000
Deferred Tax Assets, Net of Valuation Allowance	1,773,000	2,015,000
Deferred Tax Assets, Valuation Allowance	$ 3,018,000	2,965,000
Open Tax Year	2021 2022 2023 2024
Income Tax Examination, Penalties and Interest Accrued	$ 0	0
Income Taxes Paid, Net	34,000	$ 200,000
Operating Loss Carryforwards	6,000,000
Operating Loss Carryforwards, Not Subject to Expiration	2,100,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 16,300,000